Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Bank's gross loan portfolio
Loans and receivables	[1]	$ 5,702,258	$ 5,448,788
Gross carrying amount [member]
Bank's gross loan portfolio
Loans and receivables		5,778,424	5,505,658
Private Corporations [Member] | Gross carrying amount [member]
Bank's gross loan portfolio
Loans and receivables		1,893,696	2,124,947
State-owned corporations [Member] | Gross carrying amount [member]
Bank's gross loan portfolio
Loans and receivables		801,938	723,267
Private banking and financial institutions [Member] | Gross carrying amount [member]
Bank's gross loan portfolio
Loans and receivables		2,458,690	2,083,795
State-owned banking and financial institutions [Member] | Gross carrying amount [member]
Bank's gross loan portfolio
Loans and receivables		$ 624,100	$ 573,649

[1]	The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.